Short-Term Investments	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Short-Term Investments
4. Short-Term Investments
The table below provides a summary of short-term investments:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Available-for-sale, short-term investments:
U.S. treasury securities	$36,370	$48	$—	$36,418
U.S. government agency securities	4,976	—	(1)	4,975

Total available-for-sale, short-term investments	$41,346	$48	$(1)	$41,393

	December 31, 2022
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Available-for-sale, short-term investments:
U.S. treasury securities	$47,630	$3	$(122)	$47,511
U.S. government agency securities	12,656	—	(42)	12,614

Total available-for-sale, short-term investments	$60,286	$3	$(164)	$60,125